Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2022
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	September 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,973,255	109,145	4,082,400	3,424,066	105,543	3,529,609
Health care products	989,256	24,510	1,013,766	889,217	22,540	911,757
Total	4,962,511	133,655	5,096,166	4,313,283	128,083	4,441,366

	For the nine months ended
	September 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	11,106,053	365,074	11,471,127	9,962,881	292,408	10,255,289
Health care products	2,850,964	79,124	2,930,088	2,629,629	86,743	2,716,372
Total	13,957,017	444,198	14,401,215	12,592,510	379,151	12,971,661

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	230,100	273,044	534,601	740,567

Denominators:
Weighted average number of shares outstanding	293,413,449	292,986,093	293,190,145	292,926,425
Potentially dilutive shares	—	144,984	—	136,811

Basic earnings per share	0.78	0.93	1.82	2.53
Diluted earnings per share	0.78	0.93	1.82	2.53